Contingent Liabilities and Commitments - Additional Information (Details) £ in Millions		1 Months Ended	6 Months Ended
	Nov. 02, 2015	Sep. 30, 2020 GBP (£) shares	Jun. 30, 2022 EUR (€)	Jul. 31, 2022 shares	Dec. 31, 2021 GBP (£)	Jul. 31, 2020 GBP (£)
Minimum
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Losses on litigation settlements | €			€ 1,000,000,000
Maximum
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Santander UK liability under indemnity cap | €			39,850,000
AXA France
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Amount claimed by other party | £					£ 636
UK&I Banks
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Preferred stock issued, threshold value | €			€ 0
Genworth Financial International Holdings Inc
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Amount awarded to other party | £						£ 624
Visa Europe Ltd
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Visa Europe Ltd sale to Visa Inc	100.00%
Santander Equity Investment Limited | Visa Europe Ltd
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Convertible preferred stock, issued | shares		5,211
Proceeds from sale of convertible preferred stock | £		£ 82
Santander Equity Investment Limited | Visa Europe Ltd | Major convertible preferred stock transactions
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Convertible preferred stock, issued | shares				2,516
Santander Equity Investment Limited | Visa Europe Ltd | Major ordinary share transactions
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Number of shares issued upon conversion of convertible preferred stock | shares				100